Bank Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Fair Value	470,618
Line of Credit Facility, Remaining Borrowing Capacity	154,702
All loans and credit facilities
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	loans and credit facilities generally bear interest at LIBOR plus a margin, except for a portion of the principal amounts of the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which bear interest at the Commercial Interest Reference Rate (“CIRR”)published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements
Debt Instrument, Frequency of Periodic Payment	loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity, except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments